Trade and other receivables - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Litigation deposits	£ 113	£ 131
Prepayments and accrued income	16	17
Factoring of receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade debtor balance	213	189
Supply chain financing arrangements
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognized	172	141
Customer supply agreement
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognized	20
Customer supply agreement with early payment option, at discount
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognized	82	67
BAT Pars Company PJSC
Disclosure Of Trade And Other Receivables [Line Items]
Disposal group discounted consideration receivable	£ 57	56
BAT Pars Company PJSC | Accumulated impairment
Disclosure Of Trade And Other Receivables [Line Items]
Disposal group discounted consideration receivable		£ 28
US dollar
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	3.30%	3.30%
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	5.50%	6.60%
Other currencies
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	1.80%	1.40%
Collection agent | Factoring of receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognised	£ 535	£ 545
Non collection agent | Factoring of receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognized	£ 7	£ 16